Initial Public Offering	6 Months Ended	9 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Initial Public Offering [Abstract]
Initial Public Offering
Note 3—Initial Public Offering
On July 22, 2019, the Company sold 20,125,000 Units, including 2,625,000 Over-Allotment Units, at a price of $10.00 per Unit, generating gross proceeds of $201.25 million, and incurring offering costs of approximately $11.9 million, inclusive of approximately $7.04 million in deferred underwriting commissions (see Note 5).
Each Unit consists of one Class A ordinary share and
one-third
of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 6).

Note 3—Initial Public Offering
On July 22, 2019, the Company sold 20,125,000 Units, including 2,625,000 Over-Allotment Units, at a price of $10.00 per Unit, generating gross proceeds of $201.25 million, and incurring offering costs of approximately $11.9 million, inclusive of approximately $7.04 million in deferred underwriting commissions (see Note 5).
Each Unit consists of one
Class A ordinary share and one-third of one redeemable warrant
(each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 6).